SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other payable
In-kind contributions	$ 588,857
Total	(12,773,575)	$ (14,257,553)
Joint ventures
Trade and other payable
Sales of goods and services	3,614,799	2,221,306
Purchases of goods and services	13,910,670	10,939,567
Equity contributions	250,000	518,865
Net loans granted / (cancelled)		(6,410,011)
Interest gain		42,202
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	3,840,825	1,670,232
Loans granted		499,867
Interest gain	23,537	1,459
Shareholders and other other related parties
Trade and other payable
Sales of goods and services	323,159	1,366,014
Purchases of goods and services	213,874	253,639
Net loans granted / (cancelled)		404,459
Interest gain		18,238
In-kind contributions	(588,857)
Parent company
Trade and other payable
Purchases of goods and services	95	$ 56,514
Interest gain	$ 391,537